Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Summary of Other Income (Expenses), Net
The following table summarizes other income (expenses), net recognized for the years ended December 31, 2018, 2019 and 2020:

		Year Ended December 31
		2018	2019	2020
	Notes	RMB	RMB	RMB	US$
					(Note 2.5)
Loss from conversion of 2017 Notes	1 5	(18,375)	—	—	—
Loss from conversion of Onshore Convertible Loan s	1 5	(8,548)	—	—	—
Loss from issuance of 2018 Notes	1 5	(5,081)	—	—	—
Loss on termination agreement with Everest	1 8	—	(23,039)	—	—
Income of incentive payment from depository bank	1 1	—	—	2,348	360
Fair value change of short-term investments		—	703	11,288	1,730
Fair value change of put right liabilities		—	—	3,024	463
Income from other financial assets		13,622	—	—	—
Net foreign exchange gains (losses)		742	1,619	(22,126)	(3,391)
Subsidy income (3)		750	568	11,633	1,783
Gains on deconsolidation of a subsidiary	9	—	—	407,598	62,467
Fair value change of other financial assets		—	42	—	—
Others		110	(98)	(873)	(134)

		(16,780)	(20,205)	412,892	63,278